Rule 497 Document

On behalf of PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Convertible Fund, PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Extended Duration Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO High Yield Fund, PIMCO Income Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged), PIMCO International StocksPLUS® AR Strategy Fund (Unhedged), PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Investment Grade Corporate Bond Fund, PIMCO Long-Term Credit Fund, PIMCO Long Duration Total Return Fund, PIMCO Low Duration Fund, PIMCO Low Duration Fund III, PIMCO Low Volatility RAFI®-PLUS AR Fund, PIMCO Moderate Duration Fund, PIMCO Mortgage Opportunities Fund, PIMCO Real Return Asset Fund, PIMCO Real Return Fund, PIMCO RealEstateRealReturn Strategy Fund, PIMCO Senior Floating Rate Fund, PIMCO Small Cap StocksPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® AR Short Strategy Fund, PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Long Duration Fund, PIMCO Total Return Fund, PIMCO Total Return Fund III, PIMCO Total Return Fund IV, PIMCO Unconstrained Bond Fund, PIMCO Unconstrained Tax Managed Bond Fund, and PIMCO Worldwide Fundamental Advantage AR Strategy Fund(the “Funds”), each a series of PIMCO Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on September 12, 2014 (Accession No. 0001193125-14-340540), which is incorporated by reference into this Rule 497 Document.

Exhibit List

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document